Pensions - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) yr
Discount rate [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ 731
Service cost 2020, decrease	$ 24
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Discount rate [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ (645)
Service cost 2020, increase	$ (20)
Percentage of reasonably possible increase in actuarial assumption	0.50%
Expected rate of compensation [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (150)
Service cost 2020, decrease	$ (9)
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Expected rate of compensation [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 157
Service cost 2020, increase	$ 10
Percentage of reasonably possible increase in actuarial assumption	0.50%
Expected rate of pension increase [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (545)
Service cost 2020, decrease	$ (14)
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Expected rate of pension increase [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 601
Service cost 2020, increase	$ 16
Percentage of reasonably possible increase in actuarial assumption	0.50%
Mortality assumption [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (330)
Service cost 2020, decrease	$ (7)
Increase (decrease) in mortality age assumption | yr	(1)
Mortality assumption [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 367
Service cost 2020, increase	$ 8
Increase (decrease) in mortality age assumption | yr	1